Us Foods Holding Corp. Condensed Financial Information	12 Months Ended
Jan. 02, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Us Foods Holding Corp. Condensed Financial Information
22.	US FOODS HOLDING CORP. CONDENSED FINANCIAL INFORMATION

These condensed parent company financial statements should be read in conjunction with the consolidated financial statements. Under terms of its debt agreements, the net assets of USF, our wholly owned subsidiary are restricted from being transferred to US Foods in the form of loans, advances or dividends—with the exception of income taxes payments, share-based compensation payments and minor administrative costs. As of January 2, 2016, USF had $506 million of restricted payment capacity, and $1,108 million of USF’s net assets were restricted under these covenants. See Note 15, Share-Based Compensation, Redeemable Common Stock Issuances and Redeemable Common Stock for a discussion of the Company’s equity related transactions. Until fiscal year 2015, when it received the $300 million fee in connection with the termination of the Acquisition Agreement, US Foods had no cash accounts, as all cash transactions were recorded at USF. Accordingly, the condensed statement of cash flows has been omitted for fiscal years 2014 and 2013. In the condensed parent company financial statements below, the investment in subsidiary (USF and subsidiaries) is accounted for using the equity method.

Condensed Parent Company Balance Sheets

(In thousands)

	January 2, 2016	December 27, 2014
Assets
Cash and cash equivalents	$300,241	$—
Deferred income taxes	5,400	—
Investment in subsidiary	1,613,851	1,664,716

Total Assets	$1,919,492	$1,664,716

Liabilities and Equity
Intercompany payable	$7,193	$—
Accrued expenses other liabilities	681	—

Total Liabilities	7,874	—

Commitments and contingencies
Redeemable common stock	38,441	42,684

Shareholders’ Equity
Common stock, $.01 par value—600,000 shares authorized	1,667	1,667
Additional paid-in capital	2,292,142	2,292,178
Accumulated deficit	(346,254)	(513,772)
Accumulated other comprehensive loss	(74,378)	(158,041)

Total shareholders’ equity	1,873,177	1,622,032

Total Liabilities and Equity	$1,919,492	$1,664,716

Condensed Parent Company Statements of Comprehensive Income (Loss)

(In thousands)

	Fiscal Years Ended
	January 2, 2016	December 27, 2014	December 28, 2013
Acquisition termination fee	$300,000	$—	$—
Interest income	241	—	—

Income before income taxes	300,241	—	—
Income tax provision	34,340	—	—

Income before equity in net loss of subsidiary	265,901	—	—
Equity in net loss of subsidiary	(98,383)	(72,914)	(57,206)

Net income (loss)	167,518	(72,914)	(57,206)
Other comprehensive income (loss)
Changes in retirement benefit obligations, net of income tax	83,663	(155,362)	122,963
Changes in interest rate swap derivative, net of income tax	—	—	542

Comprehensive income (loss)	$251,181	$(228,276)	$66,299

Condensed Parent Company Statement of Cash Flows

(In thousands)

Fiscal Year Ended January 2, 2016
Cash flows from operating activities:
Net income	$167,518
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in net loss of subsidiary	98,383
Deferred income tax provision	27,084
Changes in operating assets and liabilities:
Increase in intercompany payable	7,193
Increase in accrued expenses	63

Net increase in cash and cash equivalents	300,241
Cash and cash equivalents—Beginning of year	—

Cash and cash equivalents—End of year	$300,241